CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

     2. There are no changes to the Supplements to the Prospectuses and Statements of Additional Information from the forms of the Supplements to the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 14 ("PEA No. 14") on October 24, 1997, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

          Capital Appreciation Portfolio - Institutional Shares
          Equity Income Portfolio - Institutional Shares
          Capital Appreciation Portfolio - Retirement Shares
          Equity Income Portfolio -Retirement Shares
          (collectively, the "Portfolios")

     3.   The text of PEA No. 14 has been filed electronically.

     DATED:  October 28, 1997


                                   JANUS ASPEN SERIES
                                   on behalf of the Portfolios



                                   By:  /s/ Bonnie Howe
                                        Bonnie M. Howe
                                        Assistant Vice President